Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	$ 2,012	$ 1,827	$ 1,236	$ 3,838	$ 2,833
Net profit / (loss) attributable to shareholders	2,006	1,824	1,232	3,830	2,827
Net profit / (loss) attributable to non-controlling interests	6	3	3	9	6
Defined benefit plans
Subtotal defined benefit plans, net of tax				(130)	(347)
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	118
Subtotal own credit on financial liabilities designated at fair value, net of tax				89	62
Total comprehensive income
Total other comprehensive income	591	(2,166)	(1,026)	(1,576)	1,571
Total other comprehensive income that may be reclassified to the income statement, net of tax	475	(2,012)	345	(1,537)	1,860
Total other comprehensive income that will not be reclassified to the income statement, net of tax	116	(155)	(1,371)	(39)	(289)
Total comprehensive income	2,602	(339)	209	2,263	4,404
Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	2,006	1,824	1,232	3,830	2,827
Foreign currency translation
Foreign currency translation movements related to net assets of foreign operations, before tax	463	(1,463)	458	(999)	178
Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax	(202)	708	(197)	506	(54)
Foreign currency translation differences on foreign operations reclassified to the income statement	(10)	1	0	(9)	0
Effective portion of changes in fair value of hedging instruments designated as net investment hedges reclassified to the income statement	8	0	2	8	(7)
Income tax relating to foreign currency translations, including the effect of net investment hedges	(4)	10	(2)	6	(2)
Subtotal foreign currency translation, net of tax	255	(744)	261	(489)	116
Financial assets measured at fair value through other comprehensive income
Net unrealized gains / (losses), before tax	21	(131)	19	(110)	226
Realized gains reclassified to the income statement from equity	(3)	(8)	(15)	(11)	(24)
Realized losses reclassified to the income statement from equity	0	2	0	2	0
Income tax relating to net unrealized gains / (losses)	(4)	35	(3)	31	(54)
Subtotal financial assets measured at fair value through other comprehensive income, net of tax	14	(102)	1	(88)	149
Cash flow hedges of interest rate risk
Effective portion of changes in fair value of derivative instruments designated as cash flow hedges, before tax	542	(1,172)	291	(630)	2,244
Net (gains) / losses reclassified to the income statement from equity	(268)	(254)	(171)	(522)	(274)
Income tax relating to cash flow hedges	(51)	266	(25)	215	(370)
Subtotal cash flow hedges, net of tax	222	(1,160)	95	(937)	1,600
Cost of hedging
Change in fair value of cost of hedging, before tax	(24)	(13)	(18)	(37)	(12)
Amortization of initial cost of hedging to the income statement	7	7	5	14	7
Income tax relating to cost of hedging	0	0	0	0	0
Subtotal cost of hedging, net of tax	(16)	(6)	(13)	(23)	(4)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	(21)	(136)	(420)	(157)	(410)
Income tax relating to defined benefit plans	4	23	(80)	27	63
Subtotal defined benefit plans, net of tax	(17)	(113)	(500)	(130)	(347)
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	118	(29)	(1,095)	89	62
Income tax relating to own credit on financial liabilities designated at fair value	0	0	223	0	0
Subtotal own credit on financial liabilities designated at fair value, net of tax	118	(29)	(872)	89	62
Total comprehensive income
Total other comprehensive income	576	(2,154)	(1,027)	(1,577)	1,575
Total other comprehensive income that may be reclassified to the income statement, net of tax	475	(2,012)	345	(1,537)	1,860
Total other comprehensive income that will not be reclassified to the income statement, net of tax	102	(142)	(1,372)	(40)	(286)
Total comprehensive income	2,582	(330)	205	2,252	4,402
Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	6	3	3	9	6
Foreign currency translation
Foreign currency translation movements related to net assets of foreign operations, before tax	14	(12)	1	2	(4)
Income tax relating to foreign currency translations, including the effect of net investment hedges	0	0	0	0	0
Subtotal foreign currency translation, net of tax	14	(12)	1	2	(4)
Total comprehensive income
Total other comprehensive income that will not be reclassified to the income statement, net of tax	14	(12)	1	2	(4)
Total comprehensive income	$ 20	$ (9)	$ 4	$ 10	$ 3